Property and Equipment, Net (Details)	12 Months Ended
	Nov. 30, 2024 HKD ($)	Nov. 30, 2024 USD ($)	Nov. 30, 2023 HKD ($)	Nov. 30, 2022 HKD ($)
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 6,421	$ 825	$ 171,527	$ 411,742